FAIR VALUE MEASUREMENT - Quantitative information about the significant unobservable inputs (Details) - Level 3 Inputs - Recurring basis - Guarantee derivative liabilities	Dec. 31, 2019	Dec. 31, 2018
Cumulative loss rates | Minimum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	3.3	2.0
Cumulative loss rates | Maximum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	3.3	2.0
Cumulative loss rates | Weighted-Average
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	3.3	2.0
Margins on cost of guarantee services | Minimum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	35.0	70.0
Margins on cost of guarantee services | Maximum
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	35.0	70.0
Margins on cost of guarantee services | Weighted-Average
Significant unobservable inputs used in our recurring Level 3 fair value measurements
Guarantee derivative liabilities	35.0	70.0